Balance Sheet Location of Pension and Postretirement Liabilities and Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Other accrued liabilities			$ (1,152)	$ (1,365)
Pension and other postretirement benefit liabilities	(40,308)	(40,349)	(40,349)	(72,317)
Other noncurrent assets			$ 4,537	$ 7,509